SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
Summary of key financial metrics by segment and reconciliation from total segment adjusted EBITDA to loss before income tax

	2024
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	49,593	11,192	51	60,836
Segment adjusted EBITDA	611	2,459	(77,527)	(74,457)

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

	2022
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,778	16,280	—	95,058
Segment adjusted EBITDA	14,155	9,329	(3,546)	19,937

in € thousand	2024	2023	2022
Total segment adjusted EBITDA	(74,457)	39,099	19,937
Financial result	(3,824)	9,594	(11,988)
Amortization and depreciation	(7,315)	(6,904)	(6,283)
Share of profit (loss) in equity method investments	—	(1,057)	—
Income tax benefit (expense)	1,492	(2,778)	1,924
Net income (loss) for the period	(84,104)	37,953	3,591

Summary of revenue and non-current assets that can be split into geographical areas

in € thousand	2024	2023	2022
China	13,320	15,308	39,424
Taiwan	3,160	1,634	12,846
USA	22,207	17,522	11,478
Germany	3,819	9,577	10,743
Malaysia	2,186	16,681	7,915
Austria	6,678	17,810	3,928
Other	9,464	11,714	8,724
Total	60,834	90,246	95,058

in € thousand	12/31/2024	12/31/2023
Germany	25,833	26,853
China	1,741	2,504
Other	460	376
Total	28,034	29,733